Note 2 - Restructuring, Management Separation Charges, and Subsequent Event (Details) $ in Thousands	3 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 27, 2014 USD ($)	Jun. 28, 2014 USD ($)	Mar. 29, 2014 USD ($)	Mar. 30, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Note 2 - Restructuring, Management Separation Charges, and Subsequent Event (Details) [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated						150	25	40
Restructuring Charges	$ 133	$ 105	$ 4,409	$ 1,451	$ 1,915	$ 6,098	$ 1,915	$ 2,338
Fixed Assets, Restructured and Held for Sale	3,766					3,766
Gain (Loss) on Disposition of Property Plant Equipment						(1,812)	177	89
Assets Held for Sale	335					335
Inventory Write-down			$ 2,080
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Note 2 - Restructuring, Management Separation Charges, and Subsequent Event (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment						3,256
Gain (Loss) on Disposition of Property Plant Equipment						2,302
Previously Held for Sale [Member] | Fixed Assets [Member]
Note 2 - Restructuring, Management Separation Charges, and Subsequent Event (Details) [Line Items]
Assets Held for Sale	$ 1,764					1,764
Employee Severance [Member]
Note 2 - Restructuring, Management Separation Charges, and Subsequent Event (Details) [Line Items]
Restructuring Charges						4,199	$ 1,915	$ 2,338
Asset Write-downs [Member]
Note 2 - Restructuring, Management Separation Charges, and Subsequent Event (Details) [Line Items]
Restructuring Charges						$ 4,201